Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	IMARA INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	1309 Beacon Street
Entity Address, Address Line Two	Suite 300
Entity Address, Address Line Three	Office 341
Entity Address, City or Town	Brookline
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02446
City Area Code	617
Local Phone Number	206-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IMRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 10, 2022, Imara Inc., a Delaware corporation (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) with the Securities and Exchange Commission to report, among other things, the completion of the sale of tovinontrine (IMR-687) and all other assets of the Company related to its PDE9 program (the “Asset Sale”) pursuant to the Asset Purchase Agreement between the Company and Cardurion Pharmaceuticals, Inc. dated as of September 6, 2022.As disclosed in the Initial Report, this Current Report on Form 8-K/A is being filed to amend the Initial Report to include the pro forma financial information required by Item 9.01(b) of Form 8-K. No other changes are being made to the Initial Report.The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only and is not necessarily indicative of the pro forma financial position or results of operations that would have been realized had the Asset Sale occurred as of the dates indicated, nor is it meant to be indicative of any anticipated financial position or future results of operations that the Company will experience after the Asset Sale.This Current Report on Form 8-K/A should be read in conjunction with the Initial Report, which provides a more complete description of the Asset Sale.
Entity Central Index Key	0001672619